CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 191,080	1,156,743	663,156
Restricted cash	28,623	173,276	205,739
Accounts receivable, net	16,513	99,964	98,176
Receivables from related parties	910	5,509	6,818
Consumables	6,811	41,231	41,600
Prepayments and other current assets	29,937	181,232	172,534
Deferred tax assets	13,023	78,839	80,369
Total current assets	286,897	1,736,794	1,268,392
Investment in a jointly controlled entity	964	5,833	6,625
Property and equipment, net	668,903	4,049,337	3,846,835
Goodwill	372,439	2,254,631	2,254,631
Intangible assets, net	183,772	1,112,499	1,149,419
Other assets	14,211	86,027	117,350
Non-current deferred tax assets	67,325	407,564	310,762
Total assets	1,594,511	9,652,685	8,954,014
Current liabilities:
Accounts payable	14,730	89,170	76,825
Payables to related parties	500	3,029	3,798
Short term loans	0	0	12,571
Finance lease liabilities	227	1,376	6,660
Salaries and welfare payable	36,815	222,865	215,569
Income tax payable	14,628	88,551	76,382
Other taxes payable	5,178	31,344	27,761
Deferred revenues	33,525	202,949	202,874
Other unpaid and accruals	37,808	228,881	165,886
Other payables	150,594	911,642	925,134
Deferred tax liability	8,615	52,155	29,439
Total current liabilities	302,620	1,831,962	1,742,899
Non-Current Liabilities:
Long term loans	117,835	713,337	735,404
Deferred rental	114,220	691,456	631,618
Deferred revenues	8,933	54,075	45,089
Finance lease liabilities	0	0	1,620
Deposits due to franchisees	19,055	115,351	91,462
Other long term payables	3,392	20,537	10,620
Unfavorable lease liabilities	55,772	337,627	370,548
Financial liability	191,172	1,157,295	1,066,771
Deferred tax liabilities	46,834	283,522	288,321
Total liabilities	859,833	5,205,162	4,984,352
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 91,672,320 and 94,814,866 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	606	3,671	3,574
Additional paid-in capital	508,878	3,080,596	2,802,905
Statutory reserves	34,176	206,892	158,417
Retained earnings	188,356	1,140,252	992,505
Total Home Inns shareholders' equity	732,016	4,431,411	3,957,401
Noncontrolling interests	2,662	16,112	12,261
Total shareholders' equity	734,678	4,447,523	3,969,662
Total liabilities and shareholders' equity	$ 1,594,511	9,652,685	8,954,014